Share-based payments	12 Months Ended
Jun. 30, 2023
Share-based payments [Abstract]
Share-based payments
Note 31.  Share-based payments

The Group has entered into a number of share-based compensation arrangements. Details of these arrangements, which are considered as options for accounting purposes, are described below:

Employee Share Plan
The Group’s Employee Share Plan is a loan-funded share scheme. These loan-funded shares generally vest subject to satisfying employment service periods (and in some cases, non-market-based performance milestones). The employment service periods are generally met in three equal tranches on the third, fourth and fifth anniversary of the grant date. Under this scheme, the Company issues a limited recourse loan (that has a maximum term of up to 9 years and 11 months) to employees for the sole purpose of acquiring shares in the Company. Upon disposal of any loan-funded shares by employees, the aggregate purchase price for the shares shall be applied by the Company to pay down the outstanding loan payable.

The recourse on the loan is limited to the lower of the initial amount of the loan granted to the employee and the proceeds from the sale of the underlying shares. Employees are entitled to exercise the voting and dividend rights attached to the shares from the date of allocation. If the employee leaves the Company within the vesting period, the shares may be bought back by the Company at the original issue price and the loan is repaid. Loan-funded shares have been treated as options as required under IFRS 2 Share-based Payments. Vesting of instruments granted under the Employee Share Plan is dependent on specific service thresholds being met by the employee.

2021 Executive Director Liquidity and Price Target Options
On 20 January 2021, the Group’s board approved the grant of 1,000,000 options each to entities controlled by Daniel Roberts and William Roberts (each an Executive Director) to acquire ordinary shares at an exercise price of $3.868 (A$5.005) with an expiration date of 20 December 2025. All ‘Executive Director Liquidity and Price Target Options’ vested on completion of the IPO on 17 November 2021.

Employee Option Plan
The Board approved an Employee Option Plan on 28 July 2021. The terms of the Employee Option Plan are substantially similar to the Employee Share Plan, with the main difference being that the incentives are issued in the form of options and loans are not provided to participants. If the employee leaves the Company within the vesting period of the options granted, the Board retains the absolute discretion to cancel any unvested options held by the employee. Vesting of options granted under the Employee Option Plan is dependent on specific service thresholds being met by the employee.

Non-Executive Director Option Plan
The Board approved a Non-Executive Director Option Plan (‘NED Option Plan’) on 28 July 2021. The terms of the NED Option Plan are substantially similar to the Employee Option Plan. Vesting of instruments granted under the NED Option Plan is dependent on specific service thresholds being met by the Non-Executive Director.  Where an option holder ceases to be a Director of the Company within the vesting period, the options granted to that Director will vest on a pro-rata basis of the associated service period. The Board retains the absolute discretion to cancel any remaining unvested options held by the option holder.

$75 Exercise Price Options
On 18 August 2021, the Group’s shareholders approved the grant of 2,400,000 long-term options each to entities controlled by Daniel Roberts and William Roberts to acquire ordinary shares at an exercise price of $75 per option (‘$75 Exercise Price Options’). These options were granted on 14 September 2021, and have a contractual exercise period of 12 years.

The $75 Exercise Price Options will vest in four tranches following listing of the Company, if the relevant ordinary share price is equal to or exceeds the corresponding vesting threshold and the relevant executive director has not voluntarily resigned as a director of the Company. The initial vesting thresholds are detailed below:
●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $370: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $650: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $925: 600,000 Long-term Target Options will vest

●	If the VWAP of an ordinary share over the immediately preceding 20 trading days is equal to or exceeds $1,850: 600,000 Long-term Target Options will vest

Note 31. Share-based payments (continued)

The VWAP vesting thresholds may also be triggered by a sale or takeover of the Company based upon the price per ordinary share received in such transaction.

The option holder is entitled to receive in its capacity as a holder of the options, a distribution paid by the Company per ordinary share as if the vested options were exercised and ordinary shares issued to the option holder at the relevant time of such distribution.

The options are subject to customary adjustments to reflect any reorganization of the Company’s capital, as well as adjustments to vesting thresholds including any future issuance of ordinary shares by the Company.

2022 Long-Term Incentive Plan Restricted Stock Units
On July 1, 2022, our Board approved a new long term incentive plan under which participating employees have been granted RSUs in two equal tranches after three and four years of continued service, including a portion the vesting of which is also subject to the achievement of specified performance goals over this time period. RSUs issued under the new long term incentive plan are subject to other terms and conditions contained in the plan.

Under the terms of the plan, the Board maintains sole discretion over the administration, eligibility and vesting criteria of instruments issued under the LTIP.

During the year ended 30 June 2023, the following grants were made under the 2022 LTIP:
●
1,594,215 RSUs (of which 229,223 were issued to each of Daniel Roberts and William Roberts) to certain employees and key management personnel (‘KMP’) of the Group were issued RSUs of which 50% of each individual’s RSU grant will vest after 3.25 years and the remaining 50% will vest after 4.25 years, subject to the following criteria which is tested at the end of each respective vesting period:
- 80% vesting based on continued service with the Group over the vesting period; and
- 20% vesting based on total shareholder return (‘TSR’) against a peer group of Nasdaq listed entities (and continued service over the vesting period).

●
305,630 RSUs to each of Daniel Roberts and William Roberts which are subject to a sole vesting condition and will immediately vest when the daily closing share price of the of the ordinary shares of Company exceeds $28 for 10 trading days out of any 15 consecutive full trading day period following the grant date.

●	Daniel Roberts and William Roberts also received a CEO grant of 713,166 each, which have time-based vesting conditions and will vest in three equal tranches on 1 July 2024, 1 July 2025 and 1 July 2026

●
108,559 RSUs to certain Non-Executive Directors. These RSUs will vest at the earlier of within 10 days of the release of the consolidated Group financial statements for the year ended 30 June 2023 or by 31 December 2023.

Note 31. Share-based payments (continued)

Reconciliation of outstanding share options

Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2023	30 June 2023	30 June 2022	30 June 2022

Outstanding as at 1 July	9,010,547	US$41.67	4,143,415	US$3.03
Granted during the year	-	-	5,126,484	US$71.19
Forfeited during the year	(103,708)	US$20.03	(259,352)	US$8.01
Exercised during the year	-	-	-	US$0.00

Outstanding at the end of the financial year	8,906,839	US$41.93	9,010,547	US$41.67

Exercisable at the end of the financial year	3,485,302	US$2.97	3,351,327	US$3.04

As at 30 June 2023, the weighted average remaining contractual life of options outstanding is 7.57 years (30 June 2022: 8.69 years). As at 30 June 2023, the exercise prices associated with the options outstanding ranges from $1.53 to $75.00 (30 June 2022: $1.53 to $75.00)

Reconciliation of outstanding RSUs

Set out below are summaries of RSUs granted under all plans:

Number of RSUs
30 June 2023

Outstanding as at 1 July	-
Granted during the year	3,740,366
Forfeited during the year	(112,499)
Exercised during the year	(4,000)

Outstanding at the end of the financial year	3,623,867

Exercisable at the end of the financial year	-

As at 30 June 2023, the weighted average remaining contractual life of RSUs outstanding is 4.55 years. All RSUs have a nil weighted average exercise price. There were no RSUs issued or outstanding as at 30 June 2022.

Note 31. Share-based payments (continued)

Valuation methodology
The fair value of instruments issued under the Employee Share Plan, Employee Option Plan and NED Option Plan have been measured using a Black-Scholes-Merton valuation model. The fair value of the Executive Director Liquidity and Price Target Options, $75 Exercise Price Options, and Long-Term Incentive Plan RSUs have been measured using a Monte-Carlo simulation. Service and non-market performance conditions attached to the arrangements were not taken into account when measuring fair value.

The following table lists the inputs used in measuring the fair value of arrangements granted during the years ended 30 June 2023 and 30 June 2022:

Grant date	Dividend yield	Expected volatility	Risk-free interest rate	Expected life (weighted average)	Grant date share price	Exercise price (weighted average)	Fair value (weighted average)	Number of options/RSUs granted
	%	%	%	years	US$	US$	US$

NED Options Plan
28 July 2021	-	90%	0.15%	6.58	34.73	8.76	30.80	161,707
21 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	14,266

Employee Option Plan
28 July 2021	-	90%	0.15%	7.00	34.73	8.76	31.05	89,541
20 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	53,223
17 June 2022	-	122%	0.85%	7.00	3.74	36.45	2.71	7,750

$75 Exercise Price Options
14 September 2021	-	90%	1.28%	9.00	34.17	75.00	23.87	4,800,000

Long Term Incentive Plan
1 July 2022
Service RSUs	-	-	-	3.74	3.73	-	3.73	1,109,500
TSR RSUs (3.25 years)	-	120%	3.00%	3.25	3.73	-	3.22	138,189
TSR RSUs (4.25 years)	-	120%	3.25%	4.25	3.73	-	3.38	138,189
Share Price Target RSU	-	120%	3.60%	15.00	3.73	-	1.72	611,260

22 December 2022
Service RSUs	-	-	-	1.00	1.13	-	1.13	104,559

11 January 2023
Service RSUs	-	-	-	3.75	1.53	-	1.53	169,870
TSR RSUs	-	120%	3.25%	3.75	1.53	-	1.32	42,467

19 June 2023
Service RSUs	-	-	-	2.00	3.42	-	3.42	1,426,332

The share-based payment expense for the year was $14,356,000 (2022: $13,896,000, 2021: $805,000).